Note 10 - Income Tax Expenses - Reconciliation of Income Tax Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
(Loss)/profit before income tax	$ (1,353)		$ (10,666)	$ (34,137)	$ 10,919
Group weighted average corporation tax rate	22.00%		21.80%	22.80%	20.00%
Tax at standard rate	$ 297		$ 2,325	$ 7,772	$ (2,184)
Expenses that are not deductible for tax purposes	(49)		41	(3,872)	(20)
Adjustment to prior year tax provisions			(64)	2,358
Deferred tax assets not recognized on tax losses	(340)		(2,859)
Tax rates of subsidiaries operating in other jurisdictions					(3,108)
Change in tax rates					(26)
Total income tax for the period Recognized in the Consolidate Statement of Comprehensive Income	$ (92)	$ 12	$ (557)	$ 6,258	$ (5,338)